Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital [Abstract]
Disclosure of classes of share capital

	December 31, 2022		December 31, 2021
	Number	Amount	Number	Amount
Common	81,273,936	$2,667	103,647,256	$3,402
Class B Common	2,281,478	—	2,281,478	—
Total Common	83,555,414	$2,667	105,928,734	$3,402